Benefits and expenses - Summary of Detailed Information About Benefits And Expenses Explanatory (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Benefits And Expenses [Abstract]
Claims and benefits	€ (31,457)	€ 24,475
Employee expenses	1,035	967
Administration expenses	721	786
Deferred expenses	(379)	(305)
Amortization charges	571	345
Total	€ (29,510)	€ 26,268